Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended		14 Months Ended	20 Months Ended	21 Months Ended	24 Months Ended	26 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Mar. 28, 2024	Nov. 02, 2018	Apr. 28, 2017	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000017158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Asset Strategy Series (Service Class)
Accumulated Value				$ 10,000					$ 9,743				$ 11,523			$ 10,897			$ 13,270			$ 15,111			$ 16,689			$ 14,234			$ 16,213		$ 18,229	$ 21,266
C000190645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Asset Strategy Series (Standard Class)
Accumulated Value			$ 10,000			$ 11,116					$ 10,538				$ 12,865			$ 14,687			$ 16,261			$ 13,898			$ 15,874			$ 17,899		$ 20,919
C000246484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP International Core Equity Series (Standard Class)
Accumulated Value	$ 10,000.01						$ 9,809					$ 12,218
C000017159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP International Core Equity Series (Service Class)
Accumulated Value				10,000					10,108				12,449			10,232			12,144			13,017			14,862			12,734			14,727		15,276	18,980
C000017162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Mid Cap Growth Series (Service Class)
Accumulated Value				10,000					10,612				13,466			13,458			18,564			27,660			32,184			22,276			26,640		27,227	27,547
C000190647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Mid Cap Growth Series (Standard Class)
Accumulated Value			10,000			11,644					11,668				16,135			24,101			28,113			19,504			23,385			23,961		24,292
C000190648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Science and Technology Series (Standard Class)
Accumulated Value			10,000			11,724					11,138				16,691			22,650			26,151			17,870			24,908			32,608		43,594
C000017166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Science and Technology Series (Service Class)
Accumulated Value				10,000.01					10,154.24				13,415.3			12,713.06			19,003.91			25,723.99			29,625.31			20,195.5			28,080.62		36,670.97	48,906.13
C000017167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Small Cap Growth Series (Service Class)
Accumulated Value				10,000					10,291.48				12,670.53			12,149.34			14,988.51			20,633.75			21,456.75			15,700.43			17,759.35		20,291.99	23,009.94
C000203521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Small Cap Growth Series (Standard Class)
Accumulated Value		$ 10,000			$ 8,775.8					$ 10,853.61				$ 14,978.92			$ 15,615.15			$ 11,460.21			$ 12,991.14			$ 14,878.74			$ 16,921.79
C000017168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Smid Cap Core Series (Service Class)
Accumulated Value				10,000					12,888				14,657			13,120			16,311			17,457			21,085			17,956			20,777		23,739	25,730
C000017169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Balanced Series (Service Class)
Accumulated Value				10,000					10,203				11,363			10,995			13,424			15,318			17,764			14,903			17,300		19,999	22,356
C000017170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Value Series (Service Class)
Accumulated Value				10,000					11,113.98				12,502.53			11,597.85			14,651.41			14,942.16			19,600.64			18,639.7			20,181.37		21,486.72	23,509.35
C000017171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Corporate Bond Series (Service Class)
Accumulated Value				10,000					10,403.35				10,820.96			10,615.03			11,907.63			13,213.34			13,101.56			11,023.36			11,824.84		12,114.16	12,898.8
C000017172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Core Equity Series (Service Class)
Accumulated Value				10,000					10,373.83				12,526.67			11,961.67			15,680.65			19,054.52			24,568.9			20,311.49			25,087		31,530.77	36,354.54
C000017174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Natural Resources Series (Service Class)
Accumulated Value				10,000					12,381				12,749			9,787			10,712			9,428			11,943			14,060			14,289		14,206	19,569
C000017175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Growth Series (Service Class)
Accumulated Value				10,000					10,122.43				13,092.17			13,391.17			18,290.43			23,877.79			31,047.32			22,591.5			31,175.43		38,624.94	41,874.13
C000017176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP High Income Series (Service Class)
Accumulated Value				10,000					11,619				12,394			12,132			13,490			14,303			15,170			13,483			15,094		16,029	17,177
C000190649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP High Income Series (Standard Class)
Accumulated Value			10,000			10,342					10,149				11,316			12,029			12,790			11,395			12,787			13,610		14,619
C000017177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Global Growth Series (Service Class)
Accumulated Value				10,000					9,696				12,074			11,317			14,251			17,184			20,254			16,712			20,037		23,460	27,666
C000032174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Energy Series (Service Class)
Accumulated Value				10,000					13,455				11,754			7,742			8,011			5,060			7,185			10,808			11,246		10,617	11,879
C000190650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Energy Series (Standard Class)
Accumulated Value			10,000			10,154.52					6,705.55				6,956.05			4,405.27			6,270.07			9,458.57			9,859.55			9,328.78		10,486.46
C000057543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Aggressive Series (Service Class)
Accumulated Value				10,000					10,480				12,559			12,023			14,817			17,144			20,390			16,981			19,956		22,149	25,661
C000057544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Moderately Aggressive Series (Service Class)
Accumulated Value				10,000					10,452				12,199			11,625			14,113			16,246			18,989			15,970			18,609		20,512	23,503
C000057545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Moderate Series (Service Class)
Accumulated Value				10,000					10,364.5				11,887.55			11,423.73			13,600.13			15,551.35			17,830.98			15,110.23			17,426.51		19,042.2	21,613.42
C000057546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Moderately Conservative Series (Service Class)
Accumulated Value				10,000					10,310				11,626			11,316			13,222			15,010			16,867			14,386			16,398		17,808	19,959
C000057547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Conservative Series (Service Class)
Accumulated Value				10,000					10,284				11,365			11,146			12,780			14,398			15,864			13,629			15,336		16,570	18,299
C000091476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Limited-Term Bond Series (Service Class)
Accumulated Value				10,000					10,194.06				10,336.97			10,417.67			10,858.2			11,307.56			11,252.38			10,779.43			11,289.63		11,778.76	12,331.88
C000129560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Moderate – Managed Volatility Series (Service Class)
Accumulated Value				10,000					10,181				11,586			11,123			13,049			14,233			16,081			13,955			15,922		17,183	19,024
C000129561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class)
Accumulated Value				10,000					10,235.93				11,842.59			11,279.89			13,456.19			14,763.33			17,013.7			14,631.74			16,886.46		18,360.33	20,578.99
C000129562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class)
Accumulated Value				10,000					10,120.56				11,319.28			10,991.17			12,627.93			13,841.36			15,324.98			13,377.18			15,065.02		16,130.56	17,624.35
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index (gross)
Accumulated Value			10,000	10,000		11,458			10,848.49659		10,435		13,519.86209		13,283	12,312.47782		15,518	15,673.56451		18,472	18,310.47111		15,154	21,796.13508		18,611	17,881.38446		21,964	21,959.64041	26,987	25,915.71446	31,842.68586
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index (net)
Accumulated Value			10,000	10,000		11,418			10,786.42123		10,343		13,372.15343		13,094	12,113.24926		15,223	15,335.05657		18,045	17,827.75035		14,731	21,132.54196		18,001	17,251.76202		21,149	21,081.81439	25,874	24,768.74662	30,301.44135
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA Index (net)
Accumulated Value	10,000			10,000			10,096		10,449.49279			13,365	13,290.88566			11,404.16238			13,857.35228			15,333.44726			16,532.93218			13,887.41961			16,056.07109		16,944.6208	22,432.47986
MSCI ACWI ex USA Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA Index (gross)
Accumulated Value	$ 10,000			10,000			$ 10,137		10,501			$ 13,493	13,418			11,569			14,130			15,702			17,004			14,357			16,684		17,701	23,562
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value			10,000	10,000		11,370			11,195.99222		10,871		13,640.25248		14,294	13,042.21616		16,924	17,148.74322		21,782	20,303.90263		17,837	26,132.22253		22,526	21,399.45047		28,162	27,024.86249	33,197	33,786.40343	39,827
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Growth Index
Accumulated Value			10,000	10,000		11,548			10,732.82111		10,999		13,444.78869		14,900	12,806.07669		20,203	17,348.35442		22,774	23,522.02393		16,689	26,515.95856		21,006	19,430.64341		25,648	24,456.73636	27,869	29,862.43234	32,447.61743
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value		10,000	10,000	10,000	9,188	11,335			11,274	12,038	10,741		13,656	14,553	14,073	12,940	18,287	17,012	16,954	14,775	21,377	20,495	18,610	17,272	25,754	23,040	21,755	20,808	26,991	26,934	26,209	31,552	32,448	38,012
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P North American Technology Sector Index
Accumulated Value			10,000			11,973					12,317				17,575			25,511			32,245			20,844			33,585			45,701		58,415
S And P North American Technology Sector C000017166 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					11,355.62196				15,645.97712			16,096.43787			22,966.96789			33,337.2668			42,138.54273			27,238.51897			43,888.74012		59,722.22271	76,337.42245
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index
Accumulated Value		$ 10,000		10,000	$ 8,711				11,131.80872	$ 11,193			13,599.36671	$ 15,069		12,333.53961	$ 15,496		15,846.55737	$ 11,412		21,334.58622	$ 13,541		21,939.38169	$ 15,593		16,156.71131	$ 17,622		19,171.30393		22,076.56755	24,949.33781
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500 Index
Accumulated Value				10,000					11,758.9511				13,735.7158			12,361.8523			15,794.2574			18,952.04294			22,397.92204			18,283.59688			21,469.19847		24,044.43623	26,907
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Index
Accumulated Value			10,000	10,000		10,192			10,264.74777		10,193		10,628.30813		11,081	10,629.51616		11,913	11,556.05927		11,729	12,423.53044		10,203	12,231.95313		10,768	10,640.56068		10,902	11,228.86687	11,698	11,369.25431	12,199
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index
Accumulated Value				10,000					11,205				13,636			12,983			17,063			20,640			26,101			21,108			26,708		33,255	39,030
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index
Accumulated Value				10,000					11,734.04521				13,337.44847			12,234.79943			15,482.07943			15,914.90499			19,919.15739			18,417.68092			20,528.84487		23,478.49085	27,213.05226
Bloomberg US Aggregate C000017171 Index [Member]
Account Value [Line Items]
Accumulated Value																																		12,199.31461
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Corporate Bond Index
Accumulated Value				10,000					10,611.14365				11,292.16925			11,009.03303			12,609.51059			13,856.20776			13,711.80797			11,550.61255			12,534.59599		12,800.96987	13,795.9077
Standard And Poor s 500 C000017172 Index [Member]
Account Value [Line Items]
Accumulated Value																																		39,827.39145
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Natural Resources Index
Accumulated Value				10,000					13,144.78724				16,034.47115			13,937.41319			16,224.8832			16,216.80205			20,173.36588			22,108.33789			22,855.1803		20,830.53683	26,842.5952
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index
Accumulated Value				10,000					10,707.63699				13,942.68446			13,731.62995			18,728.52107			25,937.69053			33,095.59737			23,452.57358			33,461.69254		44,623.2523	52,905.49206
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Constrained Index
Accumulated Value			10,000	10,000		10,348			11,748.7937		10,113		12,627.94969		11,571	12,341.7875		12,274	14,120.32941		12,930	14,977.88527		11,481	15,779.20963		13,028	14,010.28848		14,096	15,897.91578	15,295	17,201.80877	18,664.53095
Standard And Poor s 500 C000032174 Index [Member]
Account Value [Line Items]
Accumulated Value																																	33,786
S And P 1500 Energy Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1500 Energy Sector Index
Accumulated Value			$ 10,000	10,000		$ 10,902			12,730.67778		$ 8,797		12,470.04377		$ 9,681	10,062.45818		$ 6,408	11,073.7552		$ 9,943	7,330.188032		$ 16,283	11,372.9922		$ 16,181	18,625.18273		$ 17,149	18,508.57102	$ 18,468	19,616	21,124
Fifty Five Russell 3000 Index 30 MSCI EAFE Index 15 Bloomberg US Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index
Accumulated Value				10,000					10,818				12,976			12,036			15,135			17,473			20,451			16,970			20,517		23,440	28,104
Fifty Russell 3000 Index 25 MSCI EAFE Index 20 Bloomberg US Credit Index 5 Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value				10,000					10,787				12,718			11,919			14,772			16,962			19,513			16,342			19,497		22,068	26,065
Forty Five Russell 3000 Index 25 Bloomberg US Credit Index 20 MSCI EAFE Index 10 Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value				10,000					10,755				12,463			11,799			14,410			16,448			18,597			15,715			18,499		20,743	24,134
Forty Russell 3000 Index 30 Bloomberg US Credit Index 15 MSCI EAFE Index 15 Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value				10,000					10,722				12,211			11,676			14,051			15,934			17,704			15,090			17,526		19,467	22,308
Thirty five Russell 3000 Index 35 Bloomberg US Credit Index 20 Bloomberg 1 3 Year US Government Credit Index 10 MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index
Accumulated Value				10,000					10,688				11,962			11,551			13,693			15,420			16,834			14,471			16,578		18,240	20,586
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value				10,000					10,128.23731				10,213.76048			10,377.01605			10,795.19148			11,155.05677			11,102.58258			10,693.2562			11,186.45383		11,673.70462	12,297.77738
Russell 3000 C000057543 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (net)
Accumulated Value				10,000					10,100.01923				12,628.49193			10,886.97205			13,283.68865			14,321.9046			15,935.04022			13,632.17805			16,118.4067		16,734.6389	21,959.39166
MSCI EAFE Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (gross)
Accumulated Value				10,000					10,151.21796				12,751.57207			11,048.28665			13,551.3188			14,673.25212			16,401.03959			14,102.70525			16,761.4356		17,490.17606	23,067.4572
Bloomberg US Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Credit Index
Accumulated Value				$ 10,000					$ 10,563				$ 11,215			$ 10,979			$ 12,493			$ 13,662			$ 13,514			$ 11,452			$ 12,389		$ 12,641	$ 13,631
Bloomberg 1 3 Year US Government Credit C000057544 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Russell 3000 C000057544 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Russell 3000 C000057545 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Bloomberg 1 3 Year US Government Credit C000057545 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Bloomberg 1 3 Year US Government Credit C000057546 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Russell 3000 C000057546 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Russell 3000 C000057547 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Bloomberg 1 3 Year US Government Credit C000057547 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Russell 3000 C000129560 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Bloomberg 1 3 Year US Government Credit C000129560 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Bloomberg 1 3 Year US Government Credit C000129561 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Russell 3000 C000129561 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Russell 3000 C000129562 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Bloomberg 1 3 Year US Government Credit C000129562 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index